Victory Pioneer Equity Income Fund Expense Example, No Redemption - Victory Pioneer Equity Income Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 179
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	959
Expense Example, No Redemption, 10 Years	$ 2,089